UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 8,579	$ 1,329	¥ 3,016
Advances to suppliers	5,043	781	5,588
Accounts receivable, net	10,114	1,566	7,792
Amounts due from related parties	8,262	1,280	1,277
Inventories, net	451	70	312
Other current assets, net	8,260	1,280	3,303
Total current assets	40,709	6,306	21,288
Property and equipment, net	19,466	3,015	19,267
Land use rights, net	1,152	178	1,166
Intangible assets, net	4,293	665	4,596
Goodwill	2,223	344	2,223
Long-term investments, net	670	104	883
Other assets	459	71	464
TOTAL ASSETS.	68,972	10,683	49,887
Current liabilities:
Discounted price	11,674	1,808	8,232
Accounts payable	1,209	186	2,127
Advances from customers	5,091	788	3,682
Amounts due to related parties	1,220	189	4,130
Accrued expenses and other current liabilities	27,121	4,201	25,353
Total current liabilities	46,315	7,172	43,524
Deferred tax liabilities	1,001	155	1,045
Other long-term liabilities	1,121	174	2,041
TOTAL LIABILITIES.	48,437	7,501	46,610
Commitments and contingencies
Shareholders? equity:
Additional paid-in capital	429,523	66,525	354,295
Accumulated deficit	(413,987)	(64,118)	(356,951)
Accumulated other comprehensive income	4,259	660	4,795
Total AnPac Bio-Medical Science Co., Ltd. shareholders? equity	20,859	3,232	2,948
Noncontrolling interests	(324)	(50)	329
Total shareholders? equity	20,535	3,182	3,277
TOTAL LIABILITIES AND EQUITY	68,972	10,683	49,887
Class A ordinary shares
Shareholders? equity:
Ordinary shares	879	136	618
Class B ordinary shares
Shareholders? equity:
Ordinary shares	¥ 185	$ 29	¥ 191